Other Long-Term Liabilities - Particulars of Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Long-term portion of income taxes payable	$ 136	$ 147
Long-term portion of deferred revenue	207	127
Asset retirement obligation	35	37
Long-term portion of fair value of hedges [note 19]	31	8
Other	52	57
Total	$ 461	$ 376